Equity (Details 1) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Equity (Details) - Schedule status of warrants outstanding and exercisable [Line Items]
Warrants outstanding, beginning	400,000	400,000
Warrants outstanding, weighted average exercise price, beginning	$ 8.75	$ 8.75
Issued	720,000
Issued, weighted average exercise price	$ 1.83
Exercised
Exercised, weighted average exercise price
Expired
Expired, weighted average exercise price
Warrants outstanding, ending	1,120,000	400,000
Warrants outstanding, weighted average exercise price, ending	$ 4.30	$ 8.75
Warrants exercisable	1,120,000	400,000
Warrants exercisable, weighted average exercise price	$ 4.30	$ 8.75